UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

Investors Cash Trust-Treasury Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 36.2%
US Treasury Obligations
US Treasury Bills:
0.139% *, 6/10/2010	100,000,000	99,937,778
0.18% *, 7/1/2010	80,000,000	79,927,600
0.235% *, 7/15/2010	30,000,000	29,961,812
0.31% *, 8/26/2010	22,000,000	21,955,102
0.335% *, 6/17/2010	60,000,000	59,906,758
0.37% *, 7/15/2010	40,000,000	39,919,833
0.39% *, 9/23/2010	60,000,000	59,827,750
0.41% *, 12/16/2010	25,000,000	24,900,632
0.435% *, 4/1/2010	50,000,000	49,945,625
0.5% *, 1/14/2010	35,000,000	34,993,681

0.5% *, 4/1/2010			63,420,000	63,340,725
0.5% *, 7/29/2010			25,000,000	24,927,431
0.53% *, 6/3/2010			25,000,000	24,943,687
0.6% *, 6/3/2010			25,000,000	24,936,250
US Treasury Notes:
1.5%, 10/31/2010			32,500,000	32,801,188
1.75%, 3/31/2010			190,000,000	190,703,122
2.125%, 1/31/2010			200,000,000	200,286,137
2.375%, 8/31/2010			53,000,000	53,670,465
2.75%, 7/31/2010			120,000,000	121,668,441
2.875%, 6/30/2010			50,000,000	50,595,033
4.75%, 2/15/2010			100,000,000	100,536,994

Total Government & Agency Obligations (Cost $1,389,686,044)				1,389,686,044
Repurchase Agreements 63.7%
Banc of America Securities LLC, 0.01%, dated 12/31/2009, to be repurchased at $200,000,222 on 1/4/2010 (a)			200,000,000	200,000,000
Banc of America Securities LLC, 0.08%, dated 11/18/2009, to be repurchased at $200,024,000 on 1/11/2010 (b)			200,000,000	200,000,000
Barclays Capital, 0.09%, dated 11/18/2009, to be repurchased at $150,017,625 on 1/4/2010 (c)			150,000,000	150,000,000
Barclays Capital, 0.11%, dated 11/9/2009, to be repurchased at $200,034,222 on 1/4/2010 (d)			200,000,000	200,000,000
BNP Paribas, 0.001%, dated 12/31/2009, to be repurchased at $250,000,028 on 1/4/2010 (e)			250,000,000	250,000,000
Credit Suisse Securities (USA) LLC, 0.001%, dated 12/31/2009, to be repurchased at $500,000,056 on 1/4/10 (f)			500,000,000	500,000,000
JPMorgan Securities, Inc., 0.01%, dated 12/31/2009, to be repurchased at $648,711,789 on 1/4/2010 (g)			648,711,068	648,711,068
Morgan Stanley & Co., Inc., 0.001%, dated 12/31/2009, to be repurchased at $300,000,033 on 1/4/2010 (h)			300,000,000	300,000,000

Total Repurchase Agreements (Cost $2,448,711,068)				2,448,711,068
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,838,397,112) †			99.9	3,838,397,112
Other Assets and Liabilities, Net			0.1	5,546,375

Net Assets			100.0	3,843,943,487

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $3,838,397,112.
(a)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
148,838,400	US Treasury Inflation-Indexed Bond	3.0	7/15/2012	195,118,680
8,259,300	US Treasury Note	4.125	5/15/2015	8,881,405
Total Collateral Value				204,000,085
(b)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,147,600	US Treasury Note	4.125	5/15/2015	8,761,291
305,032,000	US Treasury STRIPS	Zero Coupon	8/15/2020	195,238,782
Total Collateral Value				204,000,073

(c)	Collateralized by $155,274,900 US Treasury Note, 1.875%, maturing on 4/30/2014 with a value of $153,000,050.
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,293,300	US Treasury Bond	8.125	8/15/2019	7,317,557
331,931,200	US Treasury STRIPS	Zero Coupon	11/15/2021	196,682,513
Total Collateral Value				204,000,070
(e)	Collateralized by $201,586,900 US Treasury Bonds, with various coupon rates from 4.75-7.625%, with various maturity dates of 8/15/2022-2/15/2037 with a value of $255,000,069.
(f)	Collateralized by $1,059,533,000 US Treasury STRIPS, with various maturities of 8/15/2020-5/15/2037 with a value of $510,000,848.
(g)	Collateralized by $690,250,490 US Treasury STRIPS, with various maturities of 11/15/2010-5/15/2014 with a value of $661,686,180.
(h)	Collateralized by $297,361,600 US Treasury Notes, with various coupon rates from 1.375-4.875% maturing on 2/15/2012 with a value of $306,000,068.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations (i)	$—	$1,389,686,044	$—	$1,389,686,044
Repurchase Agreements	—	2,448,711,068	—	2,448,711,068
Total	$—	$3,838,397,112	$ —	$3,838,397,112
(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010